Organization, operations and basis of presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, operations and basis of presentation

Organization, operations and basis of presentation

Background

Playa Hotels & Resorts N.V. (“Playa” or the “Company”) is a leading owner, operator and developer of all-inclusive resorts in prime beachfront locations in popular vacation destinations. Playa’s portfolio consists of 13 resorts located in Mexico, the Dominican Republic and Jamaica. We currently manage eight of our 13 resorts. Unless otherwise indicated or the context requires otherwise, references in our condensed consolidated financial statements (our “Condensed Consolidated Financial Statements”) to “we,” “our,” “us” and similar expressions refer to Playa and its subsidiaries.

Basis of preparation, presentation and measurement

Our Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Certain information and disclosures normally included in financial statements prepared in accordance GAAP have been condensed or omitted. Accordingly, these unaudited interim Condensed Consolidated Financial Statements should be read in conjunction with the Company’s Consolidated Financial Statements as of and for the year ending December 31, 2016, included in our Form 8-K filed on March 14, 2017.

In our opinion, the unaudited interim Condensed Consolidated Financial Statements have been prepared on the same basis as the annual Consolidated Financial Statements and include all adjustments, consisting of only normal recurring adjustments, necessary for fair presentation.

The results of operations for the three months ended March 31, 2017 are not necessarily indicative of the results of operations to be expected for the full year ending December 31, 2017. All dollar amounts (other than per share amounts) in the following discussion are in thousands of United States dollars, unless otherwise indicated.

Organization

Porto Holdco B.V. (the “Company”), a wholly owned subsidiary of Pace Holdings Corp. (“Pace”), a Cayman Islands exempted company, was incorporated as a Dutch private limited liability corporation (besloten vennootschap met beperkte aansprakelijkheid) on December 9, 2016 with an issued share capital of EUR 10, divided in 100 shares of EUR 0.10. New PACE Holdings Corp. (“New Pace”), a Cayman Islands exempted company was formed on December 7, 2016 and is a wholly owned subsidiary of the Company.

The Company was formed in contemplation of the business combination agreement, dated December 13, 2016 (the “Business Combination Agreement”) among the Company, Pace and Playa Hotels & Resorts B.V. (“Playa”), a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid). The Company is a party to the Business Combination Agreement pursuant to a Joinder Agreement to the Business Combination Agreement, dated December 13, 2016, by and among the Company, Pace and Playa.

Prior to consummation of the Business Combination, the Company’s corporate form will be converted into a Dutch public limited liability company (naamloze vennootschap). Pursuant to the transactions outlined in the Business Combination Agreement, Pace will merge with and into New Pace, with New Pace as the surviving legal entity. The Company will then effect a share-for-share exchange with Playa, acquiring all of Playa’s preferred shares from Playa’s preferred shareholders, resulting in New Pace and Playa becoming wholly owned subsidiaries of the Company. Pursuant to the Business Combination Agreement, new ordinary shares of the Company will be issued to existing holders of New Pace ordinary shares and Playa shareholders, which ordinary shares are expected to be listed on the NASDAQ. The accompanying Porto Holdco B.V. consolidated financial statements do not include any adjustments that might result from consummation of the Business Combination.

On December 19, 2016, the Company filed with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-4 (the “Form S-4”) in connection with the Proposed Business Combination. The Form S-4 and subsequent amendments thereof constitutes a prospectus of the Company. On February 10, 2017, the Form S-4 was declared effective by the SEC.

All activity for the period from December 9, 2016 (inception) through December 31, 2016 relates to the Company’s formation and to matters contemplated by the Business Combination, such as certain required securities law filings and the preparation of the Form S-4. The Company will not generate any operating revenues until after completion of the Business Combination. The Company has selected December 31st as its fiscal year end.